Supplemental Disclosure of Cash Flow Information (Details) (USD $)	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Cash paid during the year for:
Interest	$ 143,333	$ 94,832	$ 592,525	$ 208,906	$ 210,082
Income Taxes Paid, Net	0	0	0	0	0
Disclosure of non-cash investing and financing activities:
Common Stock Issued As Payment Of Dividend On Preferred Stock			485,190	347,760	0
Common Stock Issued As Payment Of Accounts Payable and Accured Expenses				$ 1,110,867	$ 3,012,595